Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	R$ 516,081
Balance	787,561	R$ 516,081
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	17,527
Balance	40,104	17,527
Facilities
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	327
Balance	1,312	327
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	155,724
Balance	276,971	155,724
IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	8,813
Balance	6,640	8,813
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	4,170
Balance	4,713	4,170
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	167,423
Balance	209,906	167,423
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	32,136
Balance	31,164	32,136
Works in progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	40,685
Balance	58,355	40,685
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	26,086
Balance	46,372	26,086
Aircraft [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	63,190
Balance	112,024	63,190
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	812,133	560,966
Transfers	65,597	(30,934)
Additions	265,402	233,306
Write-offs	(55,775)	(43,722)
Initial purchase amount		105,466
Business combination	292,845	28,450
Fair value-added value	2,529
Exchange-rate change	(22,632)	(41,399)
Balance	1,360,099	812,133
Cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	26,816	20,712
Transfers	15,420	6,048
Additions	18,555	2,268
Write-offs	(940)	(1,531)
Initial purchase amount		1,707
Business combination	1,969	15
Exchange-rate change	(2,608)	(2,403)
Balance	59,212	26,816
Cost | Facilities
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	422	229
Transfers	212	97
Additions	624	96
Business combination	408
Exchange-rate change	(1)
Balance	1,665	422
Cost | Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	240,261	197,984
Transfers	28,337	(22,914)
Additions	79,285	75,884
Write-offs	(7,496)	(14,254)
Initial purchase amount		14,956
Business combination	246,517	4,304
Fair value-added value	1,188
Exchange-rate change	(3,886)	(15,699)
Balance	584,206	240,261
Cost | IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	18,746	6,503
Transfers	2,038	(950)
Additions	1,363	3,137
Write-offs	(243)	(2,304)
Initial purchase amount		13,048
Business combination	1,308	26
Fair value-added value	(127)
Exchange-rate change	(745)	(714)
Balance	22,340	18,746
Cost | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	10,209	7,115
Transfers	1,080	507
Additions	705	2,251
Write-offs	(222)	(116)
Initial purchase amount		863
Business combination	685	61
Fair value-added value	440
Exchange-rate change	(932)	(472)
Balance	11,965	10,209
Cost | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	327,681	265,670
Transfers	40,023	(8,094)
Additions	42,626	90,168
Write-offs	(37,689)	(10,856)
Initial purchase amount		10,456
Business combination	37,077	1,785
Fair value-added value	994
Exchange-rate change	(13,933)	(21,448)
Balance	396,779	327,681
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	41,466	10,228
Transfers	1,211	21,109
Additions	2,659	10,894
Write-offs	(1,359)	(969)
Initial purchase amount		541
Fair value-added value	34
Exchange-rate change	(470)	(337)
Balance	43,541	41,466
Cost | Works in progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	40,685	46,441
Transfers	(45,642)	(31,180)
Additions	65,363	30,631
Write-offs	(3,882)	(9,871)
Initial purchase amount		4,667
Business combination	1,831
Exchange-rate change		(3)
Balance	58,355	40,685
Cost | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	32,233	6,084
Transfers	17,155	4,473
Additions	2,529	642
Write-offs	(86)	(3,821)
Initial purchase amount		19,341
Business combination	3,050	5,837
Exchange-rate change	(57)	(323)
Balance	54,824	32,233
Cost | Aircraft [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	73,614	0
Transfers	5,763	(30)
Additions	51,693	17,335
Write-offs	(3,858)	0
Initial purchase amount		39,887
Business combination		16,422
Balance	127,212	73,614
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(296,052)	(264,570)
Transfers	(37,451)	6,753
Depreciation	(82,087)	(68,736)
Write-offs	33,935	23,450
Initial purchase amount		(25,208)
Business combination	(198,214)	(1,877)
Fair value-added value	(3,757)
Exchange-rate change	11,088	34,136
Balance	(572,538)	(296,052)
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(9,289)	(5,951)
Transfers	(8,006)	(3,875)
Depreciation	(2,158)	(2,696)
Write-offs	278	919
Initial purchase amount		(53)
Business combination	(376)	(1)
Exchange-rate change	443	2,368
Balance	(19,108)	(9,289)
Accumulated depreciation | Facilities
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(95)	(64)
Transfers	(7)
Depreciation	(102)	(31)
Write-offs	3
Business combination	(152)
Balance	(353)	(95)
Accumulated depreciation | Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(84,537)	(101,224)
Transfers	(13,343)	14,434
Depreciation	(36,876)	(22,120)
Write-offs	7,677	12,829
Initial purchase amount		(2,950)
Business combination	(178,570)	(92)
Fair value-added value	(496)
Exchange-rate change	(1,090)	14,586
Balance	(307,235)	(84,537)
Accumulated depreciation | IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(9,933)	(3,099)
Transfers	(954)	229
Depreciation	(4,696)	(1,390)
Write-offs		1,085
Initial purchase amount		(7,194)
Business combination	(653)	(5)
Fair value-added value	7
Exchange-rate change	529	441
Balance	(15,700)	(9,933)
Accumulated depreciation | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(6,039)	(5,232)
Transfers	383	(157)
Depreciation	(2,319)	(1,168)
Write-offs	478	260
Initial purchase amount		(212)
Business combination	(310)	(2)
Fair value-added value	(95)
Exchange-rate change	650	472
Balance	(7,252)	(6,039)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(160,258)	(142,749)
Transfers	(15,224)	(3,821)
Depreciation	(26,816)	(31,784)
Write-offs	23,836	6,798
Initial purchase amount		(4,544)
Business combination	(17,384)	(116)
Fair value-added value	(1,236)
Exchange-rate change	10,209	15,958
Balance	(186,873)	(160,258)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(9,330)	(5,288)
Transfers	(268)	(66)
Depreciation	(3,434)	(4,942)
Write-offs	332	955
Initial purchase amount		(246)
Business combination		0
Fair value-added value	(3)
Exchange-rate change	326	257
Balance	(12,377)	(9,330)
Accumulated depreciation | Works in progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Balance	0	0
Accumulated depreciation | Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(6,147)	(963)
Transfers	0
Depreciation	(1,288)	(960)
Write-offs	23	604
Initial purchase amount		(4,590)
Business combination	(769)	(292)
Fair value-added value	(292)
Exchange-rate change	21	54
Balance	(8,452)	(6,147)
Accumulated depreciation | Aircraft [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(10,424)
Transfers	(32)	9
Depreciation	(4,398)	(3,645)
Write-offs	1,308
Initial purchase amount		(5,419)
Business combination	0	(1,369)
Fair value-added value	(1,642)
Exchange-rate change	0
Balance	R$ (15,188)	R$ (10,424)